Events After the Reporting Period - Additional Information (Details)	1 Months Ended
Feb. 12, 2020 EUR (€)
Major Business Acquisition | Bottom of Range | Bill Simmons Media Group, LLC
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total purchase consideration	€ 130,000,000
Major Business Acquisition | Top of Range | Bill Simmons Media Group, LLC
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total purchase consideration	180,000,000
License Agreements Guarantee with Music Publishers
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Minimum guarantee commitments for royalty payments	€ 186,000,000
Minimum guarantee commitments for royalty payments years	three years